Cost of Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Cost of Revenue [Abstract]
Schedule of cost of revenue
	2022	2021	2020
	USD	USD	USD

Content acquisition and royalty costs	16,930,370	15,739,013	12,600,373
Live events cost	6,933,370	-	-
Payment processing and agency fees	5,778,190	6,339,355	6,819,022
Barter transaction cost	4,270,233	475,528	-
Technology infrastructure costs	3,795,517	2,957,199	2,152,996
Amortization of intangible assets (note 15)	871,663	711,919	623,276
Online and other costs	551,179	239,623	150,854
	39,130,522	26,462,637	22,346,521